Share Capital (Expressed in Canadian $000's except per share amounts) (Tables)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Number of	Amount
	Common Shares	$
Outstanding, September 30 2011	359,248,741	114,424
Common shares issued upon exercise of options	386,667	80
Equity effect on exercise of options	-	37
Outstanding, September 30, 2012	359,635,408	114,541
Outstanding, September 30, 2013	359,635,408	114,541

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted Average
	Outstanding	Exercise Price	Deemed Value
	September 30, 2013	$	$
Warrants issued on private placement (i)	24,445,706	0.414	1,168
Outstanding, September 30, 2012 (ii)	24,445,706	0.414	1,168
Outstanding, September 30, 2013	24,445,706	0.414	1,168

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
2010
Risk-free interest rate	1.95%
Expected life	3.1 years
Expected volatility	71.3%
Fair value per whole warrant	$0.048

Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity [Table Text Block]
			September 30,
			2013
	Number of	Weighted Average	Weighted Average
	Warrants	Exercise Price	Remaining
		$	Contractual Life
			(years)
Balance, beginning of year	7,250,000	0.207	2.52
Forfeited	(7,250,000)	0.207	-
Balance, end of year	-	-	-

Schedule of Share-based Payment Award, Performance Warrants, Valuation Assumptions [Table Text Block]
Risk-free interest rate	1.75%
Expected life	2.6 years
Expected volatility	75.4%
Fair value per whole warrant	$0.097

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			September 30,
			2013
	Number of Options	Weighted Average	Weighted Average
		Exercise Price	Remaining
		$	Contractual Life
			(years)
Balance, beginning of year	9,578,083	0.49	2.93
Granted	11,450,000	0.10	4.26
Forfeited	(6,737,833)	0.52	-
Balance, end of year	14,290,250	0.16	3.89

			September 30,
			2012
	Equivalent Number	Weighted Average	Weighted Average
	of Options	Exercise Price	Remaining
		$	Contractual Life
			(years)
Balance, September 30, 2011	14,717,250	0.534	3.29
Granted	1,780,000	0.244	4.12
Forfeited	(6,532,500)	0.516	-
Exercised	(386,667)	0.207	-
Balance, September 30, 2012	9,578,083	0.487	2.93

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012
Risk-free interest rate	1.13%	1.12%
Expected life	2.96 years	3.0 years
Expected volatility	141.67%	71.11%
Forfeiture rate	27.97%	1.94%
Fair value per option	$0.065	$0.089